CORPORATE RESTRUCTURING COSTS - Schedule of Change In Restructuring Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring liability as at the beginning of period	$ 81	$ 62
Restructuring charges		42
Accretion expense	2	1
Cash payments	(14)	(24)
Restructuring liability as at the end of period	69	81
Recoverable restructuring costs incurred		21
Employee Severance
Restructuring Reserve [Roll Forward]
Restructuring liability as at the beginning of period	0	9
Restructuring charges		0
Accretion expense	0	0
Cash payments	0	(9)
Restructuring liability as at the end of period	0	0
Lease Commitments
Restructuring Reserve [Roll Forward]
Restructuring liability as at the beginning of period	81	53
Restructuring charges		42
Accretion expense	2	1
Cash payments	(14)	(15)
Restructuring liability as at the end of period	$ 69	$ 81